Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 17,926	$ 29,973	$ 98,283	$ 244,072
Total assets	2,954,963	3,047,099
Accrued expenses and other payables	969,999	932,093
Redeemable preferred shares	0	387,816	0	0
Total liabilities	5,267,330	5,149,480
Ordinary shares	24,187	20,114
Additional paid-in capital	853,908	833,464
Accumulated other comprehensive income	212,126	216,883
Accumulated deficit	(3,478,498)	(3,211,626)
Total LDK Solar CO., Ltd. shareholders' deficit	(2,312,497)	(2,065,385)
Total liabilities and deficit	2,954,963	3,047,099
Parent Company
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	6,784	32	18	7,129
Due from subsidiaries	23,640	45,759
Other receivables	1,366	866
Investment in subsidiaries	79,807	0
Debt issuance costs	0	374
Total assets	111,597	47,031
Accrued expenses and other payables	6,420	51,011
Borrowings	25,745	32,117
Convertible senior notes	704,987	1,616
RMB-denominated US$-settled senior notes	0	267,601
Redeemable preferred shares	0	387,816
Financial support guarantee obligation to a subsidiary/a former subsidiary	31,845	27,444
Due to subsidiaries	792,495	764,603
Due to other affiliates	24,792	21,871
Deferred revenue	1,086	1,480
Total liabilities	1,587,370	1,555,559
Ordinary shares	24,187	20,114
Additional paid-in capital	853,908	833,464
Accumulated other comprehensive income	212,126	216,883
Accumulated deficit	(2,565,994)	(2,578,989)
Total LDK Solar CO., Ltd. shareholders' deficit	(1,475,773)	(1,508,528)
Total liabilities and deficit	$ 111,597	$ 47,031